Interest in Associates - Additional Informations (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method		¥ 2,477	$ 360	¥ 893	¥ 204
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method	¥ 793
Group's effective interest	20.65%	20.65%	20.65%	28.10%
Realization of unrealized profit	¥ 682